Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
Warrants

Note 12 – Warrants

The following summarizes the Company’s outstanding warrants to purchase shares of the Company’s common stock as of and for the three months ended March 31, 2024 and December 31, 2023:

	Warrants	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2023	550,039	$2.47
Issued	—	$—
Exercised	—	$—
Terminated/Expired	—	$—
Warrants outstanding as of March 31, 2024	550,039	$2.47

The intrinsic value of outstanding warrants was $0.0 million as of March 31, 2024 and December 31, 2023. The following discussion provides details on the various types of outstanding warrants and the related relevant disclosures around each type.

In conjunction with the Alphia Term Loan Facility mentioned in Note 8 - Debt, the Company issued to Alphia (i) a warrant (the “First Tranche Warrant”) to purchase 148,758 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”) at a price of $11.44 per share, and (ii) a warrant (the “Second Tranche Warrant” and together with the First Tranche Warrant, the “Warrants”) to purchase 186,882 shares of Common Stock at a price of $11.44 per share. Unless exercised, the Warrants expire on June 21, 2028. Alphia’s exercise of the Second Tranche Warrant was subject to the approval of the Company’s stockholders and was approved on November 15, 2023. The Warrants contain certain anti-dilution provisions in favor of Alphia in connection with any equity offering consummated by the Company prior to December 21, 2023 and equity issuances below the exercise price of the Warrants. The Warrants also contained a cashless exercise option at the election of Alphia.

Additionally, in conjunction with the Term Loan, the Company entered into a Side Letter Agreement with Alphia (the “Side Letter”) pursuant to which Alphia was granted a right of first refusal on any of the following relating to the Company or any of its subsidiaries and to the extent such transactions constitute a change of control: (i) any transfer, sale, lease or encumbrance of all or any portion of the capital stock or assets (other than the sale of inventory in the ordinary course of business), (ii) any merger, consolidation or other business combination, (iii) any recapitalization, reorganization or any other extraordinary business transaction, (iv) or any equity issuance or debt incurrence. Alphia’s right of first refusal is effective so long as the Term Loan remains outstanding and for a period of 12 months thereafter. The Side Letter also provides Alphia with certain Board observer rights.

The Company evaluated the Alphia Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”) and concluded they did not initially meet the criteria to be classified in shareholders’ equity. Specifically, there were contingent exercise provisions and settlement provisions that existed, including provisions where the number of shares available under the warrants may be adjusted based on a percentage of equity. Because the number of outstanding common shares was not a fair value input to a fixed-for-fixed model, this provision violated indexation guidance. Therefore, the warrants were not indexed to the Company’s stock. The Alphia warrant liabilities were remeasured at fair value each reporting period until provisions precluding equity classification lapsed and the Company reassessed the warrants classification on December 21, 2023. The total value of the consideration received in connection with the Alphia Term Loan Agreement was first allocated to warrants liabilities at fair value, with the remainder allocated to the Alphia Term Loan Agreement. Accordingly, the Company recorded a discount of $2.2 million on the Alphia Term Loan Agreement (see Note 8 – Debt for further discussion).

The anti-dilution provisions which previously precluded equity treatment of the warrants, expired on December 21, 2023, and thus the warrants were reclassified and presented in equity as of December 31, 2023.

Note 11 – Warrants

The following summarizes the Company’s outstanding warrants to purchase shares of the Company’s common stock as of and for the years ended December 31, 2023 and 2022:

	Warrants	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2021	214,400	$5.92
Issued	—	$—
Exercised	—	$—
Terminated/Expired	—	$—
Warrants outstanding as of December 31, 2022	214,400	$5.92
Issued	335,639	$11.44
Exercised	—	$—
Terminated/Expired	—	$—
Warrants outstanding as of December 31, 2023	550,039	$2.47

The intrinsic value of outstanding warrants was $0.0 million as of December 31, 2023 and 2022, respectively. The following discussion provides details on the various types of outstanding warrants and the related relevant disclosures around each type.

The warrants shown in the table above outstanding as of December 31, 2022, are equity classified warrants issued between May 2019 and January 2021. There was no intrinsic value associated with these equity warrants as of December 31, 2022.

In conjunction with the Alphia Term Loan Facility mentioned in Note 8 - Debt, the Company issued to Alphia (i) a warrant (the “First Tranche Warrant”) to purchase 148,758 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”) at a price of $11.44 per share, and (ii) a warrant (the “Second Tranche Warrant” and together with the First Tranche Warrant, the “Warrants” or the “Alphia Warrants”) to purchase 186,882 shares of Common Stock at a price of $11.44 per share. Unless exercised, the Warrants expire on June 21, 2028. Alphia’s exercise of the Second Tranche Warrant was subject to the approval of the Company’s stockholders and was approved on November 15, 2023. The Warrants contained certain anti-dilution provisions in favor of Alphia in connection with any equity offering consummated by the Company prior to December 21, 2023 and equity issuances below the exercise price of the Warrants. The Warrants also contain a cashless exercise option at the election of Alphia.

Additionally, in conjunction with the Term Loan, the Company entered into a Side Letter Agreement with Alphia (the “Side Letter”) pursuant to which Alphia was granted a right of first refusal on any of the following relating to the Company or any of its subsidiaries and to the extent such transactions constitute a change of control: (i) any transfer, sale, lease or encumbrance of all or any portion of the capital stock or assets (other than the sale of inventory in the ordinary course of business), (ii) any merger, consolidation or other business combination, (iii) any recapitalization, reorganization or any other extraordinary business transaction, (iv) or any equity issuance or debt incurrence. Alphia’s right of first refusal is effective so long as the Term Loan remains outstanding and for a period of 12 months thereafter. The Side Letter also provides Alphia with certain Board observer rights.

The Company evaluated the Alphia Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”) and concluded they did not initially meet the criteria to be classified in shareholders’ equity. Specifically, there were contingent exercise provisions and settlement provisions that existed, including provisions where the number of shares available under the warrants may be adjusted based on a percentage of equity. Because the number of outstanding common shares was not a fair value input to a fixed-for-fixed model, this provision violated indexation guidance. Therefore, the warrants were not indexed to the Company’s stock. The Alphia warrant liabilities were remeasured at fair value each reporting period until provisions precluding equity classification lapsed and the Company reassessed the warrants classification on December 21, 2023. The total value of the consideration received in connection with the Alphia Term Loan Agreement was first allocated to warrants liabilities at fair value, with the remainder allocated to the Alphia Term Loan Agreement. Accordingly, the Company recorded a discount of $2.2 million on the Alphia Term Loan Agreement (see Note 8 – Debt for further discussion).

The Alphia warrant liabilities were determined using a risk-neutral Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the warrant liabilities were as follows:

	December 21, 2023
	First Tranche Warrant	Second Tranche Warrant
Exercise price	$11.44	$11.44
Stock price	$12.00	$12.00
Volatility	62.0%	62.0%
Time to maturity	5 years	5 years
Risk-free rate	3.92%	3.92%
Dividend yield	—%	—%

The following table summarizes the Alphia warrant liability activity for twelve months ended December 31, 2023:

Balance as of December 31, 2022	$—
Warrant liabilities issued	2,208
Change in fair value of warrant liabilities	236
Reclassification of warrants liabilities to equity	(2,444)
Balance as of December 31, 2023	$—

The change in fair value related to the Alphia warrant liabilities was $0.2 million for the twelve months ended December 31, 2023. There were no transfers to/from levels 1, 2 and 3 during the twelve months ended December 31, 2023. The anti-dilution provisions which previously precluded equity treatment of the warrants, expired on December 21, 2023, and thus the warrants were reclassified and presented in equity as of December 31, 2023.